Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 330,710	kr 312,379
Financial liabilities at fair value	313,433	295,283
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	137	175
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(137)	(172)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	28,000	32,000
Financial liabilities at fair value	kr 30,000	kr 31,000
Percentage of total financial assets	9.00%	11.00%
Percentage of total financial liabilities	10.00%	10.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 2,000	kr 2,000
Financial liabilities at fair value	kr 43,000	kr 46,000
Percentage of total financial assets	0.00%	1.00%
Percentage of total financial liabilities	14.00%	16.00%